Employee Benefit Plan, Tax Status (Details)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
EBP, Tax Status
Note 5. Income Tax Status
Effective January 1, 2021, the Plan adopted a non-standardized form of a prototype plan sponsored by Qualified Plan Consultants, LLC. The prototype plan provider has received an opinion letter from the Internal Revenue Service as to the prototype plan's qualified status. The prototype plan opinion letter has been relied upon by this Plan. The Plan Administrator believes the Plan is designed and is being operated in compliance with the applicable provisions of the Internal Revenue Code.
The Plan applies the standards on accounting for uncertainty in income taxes. Management evaluated the Plan's tax positions and concluded that the Plan had maintained its tax exempt status and had taken no uncertain tax positions that require adjustments to the financial statements. Therefore, no provision or liability for income taxes has been included in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.